Loss per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Earnings Per Share [Abstract]
Net loss attributable to the parent	$ (602)	$ (3,881)	$ (1,219)	$ (2,973)
Less: Allocation to participating securities	0	0	0	0
Net loss available to stockholders	(602)	(3,881)	(1,219)	(2,973)
Effect of dilution	0	0	0	0
Diluted net loss available to stockholders	$ (602)	$ (3,881)	$ (1,219)	$ (2,973)
Basic loss per share:
Weighted average number of common shares outstanding (in shares)	100	504	100	505
Diluted loss per share:
Effect of dilution (in shares)	0	0	0	0
Weighted average number of common shares outstanding adjusted for the effects of dilution (in shares)	100	504	100	505
Basic loss per share (usd per share)	$ (6.02)	$ (7.71)	$ (12.18)	$ (5.89)
Diluted loss per share (usd per share)	$ (6.02)	$ (7.71)	$ (12.18)	$ (5.89)